Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3)($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Total Shareholder Return(4) (millions) ($)	Peer Group Total Shareholder Return(5) (millions) ($)	Net Income (millions)(6) ($)	Adjusted EBITDA (millions)(7) ($)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	6,917,530	10,486,100	1,846,402	1,984,482	112.73	113.65	(25)	266
2021	7,314,335	5,084,054	2,179,351	462,642	90.77	126.45	72	118
2020	6,042,639	5,159,204	2,158,889	1,870,232	97.33	126.42	27	140

(1)

Amounts represent the total compensation reported for Mr. Ciaffoni (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

(2)

The Summary Compensation Table totals reported for the PEO in column (a) and the average of the Non-PEO NEOs in column (c) for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” and do not reflect the actual amount of compensation earned by the PEO and Non-PEO NEOs during the applicable year:

	2022		2021		2020
	PEO ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)
Summary Compensation Table	6,917,530	1,846,402	7,314,335	2,179,351	6,042,639	2,158,889
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table (a)	(5,231,750)	(1,111,785)	(6,214,320)	(1,682,609)	(4,910,651)	(1,498,890)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values:
Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	7,137,019	1,220,089	4,465,202	819,304	4,078,624	1,290,232
Change as of the end of the covered fiscal year from the end of the prior fiscal year in fair value of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	1,856,809	243,592	(1,079,877)	(122,874)	(12,117)	(29,695)
Fair value as of the vesting date for awards that are granted and vest in the same year	—	51,914	—	—	—	—
Change as of the vesting date from the end of the prior fiscal year in fair value of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(193,508)	(17,831)	598,714	139,828	(39,291)	(50,306)
Fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	(247,898)	—	(870,358)	—	—
Compensation Actually Paid	10,486,100	1,984,482	5,084,054	462,642	5,159,204	1,870,232

(a)	Represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(3)

Amounts represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group (i.e., excluding Mr. Ciaffoni, who has served as our CEO since July 2018) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Ms. Tupper, Ms. Kuhlmann, Mr. Dreyer, Dr. Smith, and Dr. Malamut; (ii) for 2021, Ms. Tupper, Ms. Kuhlmann, Mr. Dreyer, Dr. Malamut, Mr. Brannelly (our former Executive Vice President and Chief Financial Officer), and Dr. Fleming (our former Executive Vice President and Chief Technology Officer); and (iii) for 2020, Ms. Kuhlmann, Dr. Malamut, Mr. Brannelly, and Dr. Fleming.

(4)

Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(5)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7)

Adjusted EBITDA represents GAAP net income (loss) adjusted to exclude interest expense, interest income, the benefit from or provision for income taxes, depreciation, amortization, stock-based compensation, and other adjustments to reflect changes that occur in our business but do not represent ongoing operations. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)

Amounts represent the total compensation reported for Mr. Ciaffoni (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

(3)

Amounts represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group (i.e., excluding Mr. Ciaffoni, who has served as our CEO since July 2018) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Ms. Tupper, Ms. Kuhlmann, Mr. Dreyer, Dr. Smith, and Dr. Malamut; (ii) for 2021, Ms. Tupper, Ms. Kuhlmann, Mr. Dreyer, Dr. Malamut, Mr. Brannelly (our former Executive Vice President and Chief Financial Officer), and Dr. Fleming (our former Executive Vice President and Chief Technology Officer); and (iii) for 2020, Ms. Kuhlmann, Dr. Malamut, Mr. Brannelly, and Dr. Fleming.

Peer Group Issuers, Footnote [Text Block]
(5)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 6,917,530	$ 7,314,335	$ 6,042,639
PEO Actually Paid Compensation Amount	$ 10,486,100	5,084,054	5,159,204
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The Summary Compensation Table totals reported for the PEO in column (a) and the average of the Non-PEO NEOs in column (c) for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” and do not reflect the actual amount of compensation earned by the PEO and Non-PEO NEOs during the applicable year:

	2022		2021		2020
	PEO ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)
Summary Compensation Table	6,917,530	1,846,402	7,314,335	2,179,351	6,042,639	2,158,889
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table (a)	(5,231,750)	(1,111,785)	(6,214,320)	(1,682,609)	(4,910,651)	(1,498,890)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values:
Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	7,137,019	1,220,089	4,465,202	819,304	4,078,624	1,290,232
Change as of the end of the covered fiscal year from the end of the prior fiscal year in fair value of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	1,856,809	243,592	(1,079,877)	(122,874)	(12,117)	(29,695)
Fair value as of the vesting date for awards that are granted and vest in the same year	—	51,914	—	—	—	—
Change as of the vesting date from the end of the prior fiscal year in fair value of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(193,508)	(17,831)	598,714	139,828	(39,291)	(50,306)
Fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	(247,898)	—	(870,358)	—	—
Compensation Actually Paid	10,486,100	1,984,482	5,084,054	462,642	5,159,204	1,870,232

(a)	Represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,846,402	2,179,351	2,158,889
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,984,482	462,642	1,870,232
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)

The Summary Compensation Table totals reported for the PEO in column (a) and the average of the Non-PEO NEOs in column (c) for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” and do not reflect the actual amount of compensation earned by the PEO and Non-PEO NEOs during the applicable year:

	2022		2021		2020
	PEO ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)
Summary Compensation Table	6,917,530	1,846,402	7,314,335	2,179,351	6,042,639	2,158,889
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table (a)	(5,231,750)	(1,111,785)	(6,214,320)	(1,682,609)	(4,910,651)	(1,498,890)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values:
Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	7,137,019	1,220,089	4,465,202	819,304	4,078,624	1,290,232
Change as of the end of the covered fiscal year from the end of the prior fiscal year in fair value of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	1,856,809	243,592	(1,079,877)	(122,874)	(12,117)	(29,695)
Fair value as of the vesting date for awards that are granted and vest in the same year	—	51,914	—	—	—	—
Change as of the vesting date from the end of the prior fiscal year in fair value of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(193,508)	(17,831)	598,714	139,828	(39,291)	(50,306)
Fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	(247,898)	—	(870,358)	—	—
Compensation Actually Paid	10,486,100	1,984,482	5,084,054	462,642	5,159,204	1,870,232

(a)	Represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Ciaffoni and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Ciaffoni) is aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is primarily related to our use of long-term equity incentives in our compensation program. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” we generally target that approximately 65% of the value of total compensation awarded to the NEOs is comprised of long-term equity incentives comprising of a mix of RSUs and PSUs.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Ciaffoni and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Ciaffoni) is generally not aligned with our net income over the three years presented in the table. We do not use net income as a performance measure in our overall executive compensation program because it includes several adjustments that occur in our business but that we believe do not represent ongoing operations. Instead, we use Adjusted EBITDA and Total Net Revenue, as described in the section “Executive Compensation – Compensation Discussion and Analysis,” as performance metrics in our cash incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted EBITDA

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Ciaffoni and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Ciaffoni) is generally aligned with the Company’s Adjusted EBITDA over the three years presented in the table. As described above, Adjusted EBITDA represents GAAP net income (loss) adjusted to exclude interest expense, interest income, the benefit from or provision for income taxes, depreciation, amortization, stock-based compensation, and other adjustments to reflect changes that occur in our business but do not represent ongoing operations. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, we have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used in our compensation program to link compensation actually paid to our NEOs, for the most recently completed fiscal year to Company performance. We utilize Adjusted EBITDA as a performance metric in our annual cash incentive compensation program.

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR at the end of the three year period presented in the table is consistent with the cumulative TSR of the peer group presented for this purpose, the Nasdaq Biotechnology Index, at the end of three years presented in the table. In 2020 and 2021, the Company’s cumulative TSR was below the cumulative TSR for the peer group. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” we use relative TSR as compared to the S&P Pharmaceutical Select Industry Index as a performance measure in connection with the PSU component of our long-term equity incentives.

Tabular List [Table Text Block]

Financial Performance Measures

Our executive compensation program reflects a variable pay-for-performance philosophy. The metrics that we use for both our short- and long-term cash and equity incentives are selected based on the objective of motivating our management team to create long-term value for our shareholders through the achievement of strategic business objectives, while effectively managing the risks and challenges inherent to a growing specialty pharmaceutical company. The most important financial performance measures we use to link executive compensation actually paid to our named executive officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Total net revenue;
•	Adjusted EBITDA; and
•	Relative TSR (our TSR compared to the TSR for the S&P Pharmaceutical Select Industry Index).

Total Shareholder Return Amount	$ 112,730,000	90,770,000	97,330,000
Peer Group Total Shareholder Return Amount	113,650,000	126,450,000	126,420,000
Net Income (Loss)	$ (25,000,000)	$ 72,000,000	$ 27,000,000
Company Selected Measure Amount	266,000,000	118,000,000	140,000,000
PEO Name	Mr. Ciaffoni
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total net revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(7)

Adjusted EBITDA represents GAAP net income (loss) adjusted to exclude interest expense, interest income, the benefit from or provision for income taxes, depreciation, amortization, stock-based compensation, and other adjustments to reflect changes that occur in our business but do not represent ongoing operations. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (our TSR compared to the TSR for the S&P Pharmaceutical Select Industry Index)
PEO [Member] | Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns of the Summary Compensation Table (a)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,231,750)	$ (6,214,320)	$ (4,910,651)
PEO [Member] | Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,137,019	4,465,202	4,078,624
PEO [Member] | Change as of the end of the covered fiscal year from the end of the prior fiscal year in fair value of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,856,809	(1,079,877)	(12,117)
PEO [Member] | Change as of the vesting date from the end of the prior fiscal year in fair value of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(193,508)	598,714	(39,291)
Non-PEO NEO [Member] | Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns of the Summary Compensation Table (a)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,111,785)	(1,682,609)	(1,498,890)
Non-PEO NEO [Member] | Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,220,089	819,304	1,290,232
Non-PEO NEO [Member] | Change as of the end of the covered fiscal year from the end of the prior fiscal year in fair value of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	243,592	(122,874)	(29,695)
Non-PEO NEO [Member] | Fair value as of the vesting date for awards that are granted and vest in the same year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	51,914
Non-PEO NEO [Member] | Change as of the vesting date from the end of the prior fiscal year in fair value of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,831)	139,828	$ (50,306)
Non-PEO NEO [Member] | Fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (247,898)	$ (870,358)